Fair Value Measurements (Table)	6 Months Ended
Dec. 31, 2013
Fair Value Measurements
Schedule of the Company's financial assets and liabilities that were accounted for at fair value on a recurring basis by level within the fair value hierarchy
	Fair value as of December 31, 2013
	Level 1	Level 2	Level 3	Total
	(in thousands)
Assets:
Liabilities:
Commodity derivative contracts	—	—	(41,646)	—
Total	$—	$—	$(41,646)	$—